SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details) - OLD PlayStudios, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Trade names
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	5 years	5 years
Minimum | Licenses
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	3 years	3 years
Maximum | Licenses
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	5 years	5 years